PROPERTY EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subtotal	$ 19,752	$ 19,893	$ 28,556
Less Accumulated Depreciation	(7,175)	(6,893)	(5,392)
Property, Equipment and Leasehold Improvements, Net	12,577	13,000	23,164
Vehicles
Subtotal	57	103	1,027
Land and Building
Subtotal	7,581	7,581	7,787
Furniture and Equipment
Subtotal	1,314	1,336	3,205
Computer Hardware
Subtotal	334	299	348
Leasehold Improvements
Subtotal	7,901	8,009	14,357
Construction in Progress
Subtotal	$ 2,565	$ 2,565	$ 1,832